SUMMARY OF RSUs OUTSTANDING (Details) - Visiox Pharmaceuticals, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Number of Units Underlying RSU Outstanding, Beginning	1,068,474
Grant Date Fair Value Outstanding, Ending	$ 2.16
Weighted Average Vesting Period (Years) Granted		1 year 11 months 1 day
Number of Units Underlying RSU Granted
Grant Date Fair Value Granted
Number of Units Underlying RSU Vested	(534,236)
Grant Date Fair Value Vested
Number of Units Underlying RSU Forfeited
Grant Date Fair Value Forfeited
Number of Units Underlying RSU Outstanding, Ending	534,238	1,068,474
Weighted Average Vesting Period, Ending	11 months 1 day
Restricted stock units vested and exercisable, Ending	1,068,633
Grant Date Fair Value Outstanding, Ending	$ 2.16	$ 2.16
Weighted Average Vesting Period	11 months 1 day